Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF
Shareholder Report [Line Items]
Fund Name	FINQ FIRST U.S. Large Cap AI-Managed Equity ETF
Class Name	FINQ FIRST U.S. Large Cap AI-Managed Equity ETF
Trading Symbol	AIUP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FINQ FIRST U.S. Large Cap AI-Managed Equity ETF (the "Fund") for the period February 5, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://finqai.com/etfs/AIUP. You can also request this information by contacting us at (866) 533-5565 or by writing the Fund at FINQ FIRST U.S. Large Cap AI-Managed Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 533-5565
Additional Information Website	https://finqai.com/etfs/AIUP
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
FINQ FIRST U.S. Large Cap AI-Managed Equity ETF	$10	0.70%
*	The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.70%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than figures shown.
Net Assets	$ 2,371,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 1,348
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$2,371
Number of Holdings	15
Total Advisory Fee Paid	$1,348
Portfolio Turnover Rate	46%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Meta Platforms, Inc. - Class A	15.5
NVIDIA Corp.	15.2
Amazon.com, Inc.	15.0
Oracle Corp.	4.6
Broadcom, Inc.	4.6
Block, Inc. - Class A	4.6
Uber Technologies, Inc.	4.5
Netflix, Inc.	4.5
Microsoft Corp.	4.5
Salesforce, Inc.	4.5

FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF
Shareholder Report [Line Items]
Fund Name	FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF
Class Name	FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF
Trading Symbol	AINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF (the "Fund") for the period February 5, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://finqai.com/etfs/AINT. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5811
Additional Information Website	https://finqai.com/etfs/AINT
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
FINQ DOLLAR NEUTRAL U.S. Large Cap AI-Managed Equity ETF	$86	5.82%
*	The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 86	[3]
Expense Ratio, Percent	5.82%	[4]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than figures shown.
Net Assets	$ 3,095,000
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 3,863
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$3,095
Number of Holdings	22
Total Advisory Fee Paid	$3,863
Portfolio Turnover Rate	4%

Holdings [Text Block]	Sector Breakdown (% of total net assets) Allocation of Securities Sold Short (% of total securities sold short)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top 10 Long Holdings	(% of total exposure)
Meta Platforms, Inc. - Class A	4.3
Oracle Corp.	4.3
Broadcom, Inc.	4.3
NVIDIA Corp.	4.3
Alphabet, Inc. - Class A	4.3
Advanced Micro Devices, Inc.	4.2
Amazon.com, Inc.	4.2
Netflix, Inc.	4.2
Datadog, Inc. - Class A	4.2
Microsoft Corp.	4.2

Top Ten Short Holdings	(% of total exposure)
Moderna, Inc.	-5.2
Lululemon Athletica, Inc.	-5.1
Principal Financial Group, Inc.	-5.0
Public Storage - REIT	-4.9
Skyworks Solutions, Inc.	-4.9
Paramount Skydance Corp. - Class B	-4.9
Electronic Arts, Inc.	-4.9
Kenvue, Inc.	-4.9
AES Corp.	-4.9
W.R. Berkley Corp.	-4.9

[1]	The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than figures shown.
[2]	Cost paid as a percentage of a $10,000 investment.
[3]	The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than figures shown.
[4]	Cost paid as a percentage of a $10,000 investment is an annualized figure.